Jan. 27, 2017

The Gabelli Money Market Funds (the “Trust”)

The Gabelli U.S. Treasury Money Market Fund (the “Fund”)

Supplement dated September 28, 2017 to the Fund’s Summary Prospectus and Prospectus for Class AAA, Class A, and Class C shares each dated January 27, 2017, as supplemented from time to time

Effective October 1, 2017, the total expense ratio for the Fund is reduced from 0.11% of the Fund’s average daily net assets to 0.08% of the Fund’s average daily net assets. Accordingly, corresponding changes are made to the Fees and Expenses table in the Prospectus and the Summary Prospectus.